CAPITAL STOCK - Additional Information, Long-Term Performance Awards (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award performance period	3 years
Earnings per share and return on capital employed as percentage of share based payment		75.00%
Market based element as percentage of share based payment		25.00%
Long term performance awards, grant year		2016	2015	2014
Share-based Compensation	$ 66.4	$ 89.7	$ 68.9
Long-Term Performance Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Duration of sustained acheivement of performance requirement		6 months
Share-based Compensation	$ 9.4	$ 19.1	$ 9.2